SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 28.6%
	COMMODITY - 0.9%
492,600	Invesco Optimum Yield Diversified Commodity	$ 7,280,628

	EQUITY - 18.7%
236,300	Energy Select Sector SPDR Fund	20,669,161
266,100	Financial Select Sector SPDR Fund	9,100,620
52,400	iShares Biotechnology ETF	6,879,596
42,200	iShares US Aerospace & Defense ETF	4,720,492
163,900	JPMorgan Equity Premium Income ETF	8,930,911
67,600	SPDR Dow Jones Industrial Average ETF Trust	22,397,908
352,400	Vanguard FTSE Emerging Markets ETF	13,736,552
129,900	Vanguard S&P 500 ETF	45,639,066
91,400	Vanguard Small-Cap Value ETF	14,514,320
97,800	Vanguard Value ETF	13,728,186
		160,316,812
	FIXED INCOME - 9.0%
2,018,100	Invesco Senior Loan ETF	41,431,593
486,500	iShares iBoxx $ High Yield Corporate Bond ETF	35,820,995
		77,252,588

	TOTAL EXCHANGE-TRADED FUNDS (Cost $245,697,070)	244,850,028

	OPEN END FUNDS — 42.4%
	ALTERNATIVE - 3.4%
261,407	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	2,224,570
1	JPMorgan Hedged Equity Fund, Class I	25
2,649,850	LoCorr Long/Short Commodities Strategy Fund	27,187,463
		29,412,058
	EQUITY - 7.3%
1,015,140	Baillie Gifford Emerging Markets Equities Fund, Class I	17,297,986
2,691,540	iShares MSCI EAFE International Index Fund	35,662,902
1	JPMorgan Emerging Markets Equity Fund, Class I	29
291,422	Victory Global Energy Transition Fund, Class Y	9,232,254
1	Virtus KAR Small-Cap Core Fund, Class I	44

SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 42.4% (Continued)
	EQUITY - 7.3% (Continued)
1	Virtus KAR Small-Cap Growth Fund, Class I	$ 43
		62,193,258
	FIXED INCOME - 31.7%
924,207	American Century Intermediate-Term Tax-Free Bond, Class I	9,833,567
890,411	Baird Core Intermediate Municipal Bond Fund, Institutional Class	8,993,148
326,418	Baird Quality Intermediate Municipal Bond Fund, Institutional Class	3,574,277
8,839	BlackRock High Yield Bond Portfolio, Institutional Class	58,688
2,011	BlackRock High Yield Municipal Fund, Institutional Class	17,495
2,837,150	BlackRock National Municipal Fund, Institutional Class	28,172,903
1,404,687	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	14,524,465
1,860	Bramshill Income Performance Fund, Institutional Class	17,781
9,177	Cohen & Steers Preferred Securities and Income, Class I	107,825
569,190	Columbia Intermediate Duration Municipal Bond Fund, Institutional Class	5,356,078
527,646	DoubleLine Emerging Markets Fixed Income Fund, Class I	4,448,057
740,228	Franklin California High Yield Municipal Fund, Advisor Class	7,217,227
5,377	Goldman Sachs High Yield Floating Rate Fund, Institutional Class	46,508
1	Goldman Sachs Investment Grade Credit Fund, Institutional Class	11
17	Invesco High Yield Municipal Fund, Class Y	148
4,321	Invesco International Bond Fund, Class Y	18,581
9,548	Invesco Rochester Municipal Opportunities Fund, Class Y	63,876
5,127	Invesco Senior Floating Rate Fund, Class Y	33,377
1	JPMorgan Emerging Markets Debt Fund, Class I	6
728,399	JPMorgan Intermediate Tax Free Bond Fund, Class I	7,218,438
5,089	Lord Abbett Floating Rate Fund, Class I	39,950
5	Metropolitan West High Yield Bond Fund, Class I	44
2,100	MFS Corporate Bond Fund, Class I	24,925
727,869	Nuveen All-American Municipal Bond Fund, Class I	7,278,694
892,016	Nuveen California Municipal Bond Fund	8,902,315
5,851	Nuveen High Yield Municipal Bond Fund, Class I	87,184
3,527	Nuveen Preferred Securities Fund, Class I	53,049
1,496,650	Nuveen Short Duration High Yield Municipal Bond, Class I	14,263,076
3,101	Nuveen Strategic Income Fund, Class I	29,459
2,609	PIMCO Diversified Income Fund, Institutional Class	23,717
1,146,464	PIMCO Emerging Markets Bond Fund, Institutional Class	9,125,854

SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 42.4% (Continued)
	FIXED INCOME - 31.7% (Continued)
1,667,934	PIMCO Emerging Markets Local Currency and Bond, Institutional Class	$ 9,173,637
18	PIMCO High Yield Fund, Institutional Class	134
7,316	PIMCO High Yield Municipal Bond Fund, Institutional Class	59,771
3,454,818	PIMCO Income Fund Institutional Class, Institutional Class	35,757,369
3,175,262	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	29,529,933
4,176,239	PIMCO Investment Grade Credit Bond Fund, Institutional Class	36,040,946
2,702	PIMCO Long-Term Credit Bond Fund, Institutional Class	23,538
2,281	PIMCO Real Return Fund, Institutional Class	22,788
2,164	Pioneer Strategic Income Fund, Class Y	19,650
2,573	Putnam Ultra Short Duration Income Fund, Class Y	25,729
496,786	Russell Tax Exempt Bond Fund, Class S	10,700,760
2,214,276	TCW Emerging Markets Income Fund, Class I	13,418,514
5,943	Voya Securitized Credit Fund, Class I	52,002
15,419	Western Asset Core Plus Bond Fund, Class Y	144,323
492,092	Western Asset Managed Municipals Fund, Class IS	7,209,145
		271,708,962

	TOTAL OPEN END FUNDS (Cost $361,586,559)	363,314,278

	SHORT-TERM INVESTMENT — 29.1%
	MONEY MARKET FUND - 29.1%
248,884,787	First American Government Obligations Fund Class X, 4.08% (Cost $248,884,787) (a)	248,884,787

	TOTAL INVESTMENTS - 100.1% (Cost $856,168,416)	$ 857,049,093
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(583,225)
	NET ASSETS - 100.0%	$ 856,465,868

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	- Rate disclosed is the seven day effective yield as of December 31, 2022.

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 10.7%
	FIXED INCOME - 10.7%
5,691,500	Invesco Senior Loan ETF	$ 116,846,495
1,344,000	iShares iBoxx $ High Yield Corporate Bond ETF	98,958,720
	TOTAL EXCHANGE-TRADED FUNDS (Cost $218,546,581)	215,805,215

	OPEN END FUNDS — 43.1%
	ALTERNATIVE - 0.3%
600,356	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	5,109,033
54,951	Victory Market Neutral Income Fund, Class I	458,289
		5,567,322
	FIXED INCOME - 42.8%
3,145,931	Allspring Municipal Bond Fund, Institutional Class	30,169,479
587,980	American Century Emerging Markets Debt Fund, Class I	5,103,670
1,908,498	American Century Intermediate-Term Tax-Free Bond, Class I	20,306,420
9,906	Angel Oak Multi-Strategy Income Fund Insti, Institutional Class	84,595
1,990,962	Baird Core Intermediate Municipal Bond Fund, Institutional Class	20,108,721
926,017	Baird Quality Intermediate Municipal Bond Fund, Institutional Class	10,139,887
54,208	BlackRock High Yield Bond Portfolio, Institutional Class	359,941
17,893	BlackRock High Yield Municipal Fund, Institutional Class	155,667
8,096,459	BlackRock National Municipal Fund, Institutional Class	80,397,838
3,957,749	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	40,923,127
34,299	Cohen & Steers Preferred Securities and Income, Class I	403,014
1,614,738	Columbia Intermediate Duration Municipal Bond Fund, Institutional Class	15,194,689
5,163	Credit Suisse Floating Rate High Income Fund, Institutional Class	31,857
612	Fidelity Capital & Income Fund	5,520
2,093,207	Franklin California High Yield Municipal Fund, Advisor Class	20,408,767
11,454	Goldman Sachs High Yield Floating Rate Fund Instl, Institutional Class	99,073
5,809	Goldman Sachs High Yield Municipal Fund, Institutional Class	51,412
12,472	Invesco Floating Rate ESG Fund, Class Y	82,942
17,221	Invesco High Yield Municipal Fund, Class Y	147,415
23,493	Invesco International Bond Fund, Class Y	101,019
79,530	Invesco Rochester Municipal Opportunities Fund, Class Y	532,058

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 43.1% (Continued)
	FIXED INCOME - 42.8% (Continued)
14,557	Invesco Senior Floating Rate Fund, Class Y	$ 94,766
846,192	JPMorgan Emerging Markets Debt Fund, Class I	4,992,530
3,204,578	JPMorgan Global Bond Opportunities Fund, Class I	30,347,356
18,243	JPMorgan Income Fund, Class I	150,137
3,072,104	JPMorgan Intermediate Tax Free Bond Fund, Class I	30,444,549
3,959	MFS California Municipal Bond Fund, Class I	35,000
9,408	MFS Corporate Bond Fund, Class I	111,674
13,350	MFS Emerging Markets Debt Fund, Class I	152,994
6,371	MFS Emerging Markets Debt Local Currency Fund, Class I	33,767
2,065,034	Nuveen All-American Municipal Bond Fund, Class I	20,650,338
17,251	Nuveen High Yield Municipal Bond Fund, Class I	257,039
4,881,140	Nuveen Intermediate Duration Municipal Bond Fund, Class I	42,270,672
16,129	Nuveen Preferred Securities Fund, Class I	242,585
4,222,589	Nuveen Short Duration High Yield Municipal Bond, Class I	40,241,276
29	Nuveen Strategic Income Fund, Class I	275
17,677	PIMCO Diversified Income Fund, Institutional Class	160,685
3,301,348	PIMCO Emerging Markets Bond Fund, Institutional Class	26,278,730
701,845	PIMCO Emerging Markets Currency and Short-Term, Institutional Class	5,172,595
2	PIMCO Emerging Markets Full Spectrum Bond Fund, Institutional Class	11
4,746,764	PIMCO Emerging Markets Local Currency and Bond, Institutional Class	26,107,200
4,980,884	PIMCO High Yield Municipal Bond Fund, Institutional Class	40,693,820
9,760,942	PIMCO Income Fund Institutional Class, Institutional Class	101,025,749
8,564,334	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	79,648,306
11,777,002	PIMCO Investment Grade Credit Bond Fund, Institutional Class	101,635,524
11,838	PIMCO Long-Term Credit Bond Fund, Institutional Class	103,107
8,057	PIMCO Real Return Fund Institutional Class	80,485
7,415	Pioneer Strategic Income Fund, Class Y	67,327
5,667	Putnam Ultra Short Duration Income Fund, Class Y	56,673
1,056	Semper MBS Total Return Fund, Institutional Class	8,289
6,678,931	TCW Emerging Markets Income Fund, Class I	40,474,320
9,993	TIAA-Cref Bond Index Fund, Institutional Class	94,333
642,535	TIAA-CREF Emerging Markets Debt Fund, Institutional Class	5,024,627
44,114	Western Asset Core Plus Bond Fund, Class IS	412,905

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 43.1% (Continued)
	FIXED INCOME - 42.8% (Continued)
1,388,763	Western Asset Managed Municipals Fund, Class Y	$ 20,345,372
		862,222,127

	TOTAL OPEN END FUNDS (Cost $863,440,878)	867,789,449

	SHORT-TERM INVESTMENT — 46.2%
	MONEY MARKET FUND - 46.2%
929,093,196	First American Government Obligations Fund Class X, 4.08% (Cost $929,093,196) (a)	929,093,196

	TOTAL INVESTMENTS - 100.0% (Cost $2,011,080,655)	$ 2,012,687,860
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0% (b)	(194,314)
	NET ASSETS - 100.0%	$ 2,012,493,546

ETF	- Exchange-Traded Fund
(a)	- Rate disclosed is the seven day effective yield as of December 31, 2022.
(b)	- Percentage rounds to less than 0.1%.

SIERRA TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 70.3%
	FIXED INCOME - 70.3%
8,214	American Century California High-Yield Municipal, Class I	$ 78,440
1,402,659	BlackRock California Municipal Opportunities Fund, Institutional Class	16,467,221
5,681,421	BlackRock High Yield Municipal Fund, Institutional Class	49,428,359
1,583,431	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	16,372,677
1,793,848	City National Rochdale Municipal High Income Fund, Service Class	16,288,140
4,913,653	Franklin California Tax-Free Income Fund, Advisor Class	33,019,749
3,123,215	Franklin Federal Tax-Free Income Fund, Class R6	32,856,222
4,605	Goldman Sachs High Yield Municipal Fund, Institutional Class	40,754
10,409	Invesco High Yield Municipal Fund, Class Y	89,101
21,319	Invesco Rochester Municipal Opportunities Fund, Class Y	142,626
828,731	JPMorgan Intermediate Tax Free Bond Fund, Class I	8,212,726
7,667	Nuveen All-American Municipal Bond Fund, Class I	76,668
6,709	Nuveen California High Yield Municipal Bond Fund, Class I	53,004
886,147	Nuveen California Municipal Bond Fund, Class I	8,843,744
16,671	Nuveen High Yield Municipal Bond Fund, Class I	248,398
1,707,972	Nuveen Short Duration High Yield Municipal Bond, Class I	16,276,975
1,615,725	PIMCO High Yield Municipal Bond Fund, Institutional Class	13,200,473
1,682,325	PIMCO Municipal Bond Fund, Institutional Class	15,325,981
1,051,900	Putnam Tax-Free High Yield Fund, Class Y	11,602,460
		238,623,718

	TOTAL OPEN END FUNDS (Cost $234,183,019)	238,623,718

	SHORT-TERM INVESTMENTS — 29.7%
	MONEY MARKET FUNDS - 29.7%
99,828,698	BlackRock Liquidity Funds MuniCash, Institutional Class, 3.17%(a)	99,818,715

SIERRA TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 29.7% (Continued)
	MONEY MARKET FUNDS - 29.7% (Continued)
1,163,581	First American Government Obligations Fund Class X, 4.08%(a)	$ 1,163,581
	TOTAL MONEY MARKET FUNDS (Cost $100,982,339)	100,982,296

	TOTAL INVESTMENTS - 100.0% (Cost $335,165,358)	$ 339,606,014
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(b)	13,344
	NET ASSETS - 100.0%	$ 339,619,358

(a)	- Rate disclosed is the seven day effective yield as of December 31, 2022.
(b)	- Percentage rounds to less than 0.1%.

SIERRA TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 47.2%
	FIXED INCOME - 47.2%
6,960,900	iShares iBoxx $ High Yield Corporate Bond ETF	$ 512,531,067
5,562,700	SPDR Bloomberg High Yield Bond ETF	500,643,000
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,027,178,776)	1,013,174,067

	OPEN END FUNDS — 30.6%
	FIXED INCOME - 30.6%
4,205,240	Allspring Short-Term High Yield Bond Fund, Institutional Class	32,464,451
57,670,824	BlackRock High Yield Bond Portfolio, Institutional Class	382,934,275
3,543,970	City National Rochdale Fixed Income Opportunities, Class N	65,386,243
16,609	Fidelity Capital & Income Fund	149,811
43,580	Fidelity High Income Fund	317,261
27,005	Goldman Sachs High Yield Fund, Institutional Class	143,395
44,620	John Hancock High Yield Fund, Class I	128,060
29,394	Lord Abbett High Yield Fund, Class I	180,183
11	Metropolitan West High Yield Bond Fund, Class I	96
20	Neuberger Berman High Income Bond Fund, Institutional Class	144
5	Nuveen High Yield Income Fund, Class I	85
10,555,996	Osterweis Strategic Income Fund	109,043,440
1,031,383	Payden High Income Fund, Investor Class	6,033,588
44,570	PGIM High Yield Fund, Class Z	202,795
20,497	PGIM Short Duration High Yield, Class Z	164,590
25,758	PIMCO High Yield Fund, Institutional Class	193,444
2	PIMCO High Yield Spectrum Fund, Institutional Class	17
1,583,927	Pioneer High Yield Fund, Class Y	12,924,843
25,687	Principal Funds Inc - High Income Fund, Institutional Class	161,826
4,694,657	Putnam High Yield Fund, Class Y	25,022,519
991,848	TIAA-CREF High Yield Fund, Institutional Class	8,123,238
2,318,098	Western Asset Short Duration High Income Fund, Class I	10,848,697
	TOTAL OPEN END FUNDS (Cost $657,363,386)	654,423,001

SIERRA TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	SHORT-TERM INVESTMENT — 22.1%
	MONEY MARKET FUND - 22.1%
472,987,220	First American Government Obligations Fund Class X, 4.08% (Cost $472,987,220)(a)	$472,987,220

	TOTAL INVESTMENTS - 99.9% (Cost $2,157,529,382)	$ 2,140,584,288
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	1,156,887
	NET ASSETS - 100.0%	$ 2,141,741,175

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	- Rate disclosed is the seven day effective yield as of December 31, 2022.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 49.5%
	COMMODITY - 0.8%
93,500	Invesco Optimum Yield Diversified Commodity	$ 1,381,930

	EQUITY - 42.9%
77,200	Energy Select Sector SPDR Fund	6,752,684
102,400	Financial Select Sector SPDR Fund	3,502,080
26,400	iShares Biotechnology ETF	3,466,056
16,200	iShares US Aerospace & Defense ETF	1,812,132
63,100	JPMorgan Equity Premium Income ETF	3,438,319
32,000	SPDR Dow Jones Industrial Average ETF Trust	10,602,560
176,600	Vanguard FTSE Emerging Markets ETF	6,883,868
78,300	Vanguard S&P 500 ETF	27,509,922
34,900	Vanguard Small-Cap Value ETF	5,542,120
37,700	Vanguard Value ETF	5,291,949
		74,801,690
	FIXED INCOME - 5.8%
253,200	Invesco Senior Loan ETF	5,198,196
65,500	iShares iBoxx $ High Yield Corporate Bond ETF	4,822,765
		10,020,961

	TOTAL EXCHANGE-TRADED FUNDS (Cost $85,919,780)	86,204,581

	OPEN END FUNDS — 36.0%
	ALTERNATIVE - 0.0%(b)
1	JPMorgan Hedged Equity Fund, Class I	25

	EQUITY - 10.1%
132,065	Baillie Gifford Emerging Markets Equities Fund, Class I	2,250,385
1,033,973	iShares MSCI EAFE International Index Fund	13,700,146
51,641	Victory Global Energy Transition Fund, Class Y	1,635,996
		17,586,527
	FIXED INCOME - 25.9%
2,189	American Century California High-Yield Municipal, Class I	20,905
562,999	Ashmore Emerging Markets Total Return Fund, Institutional Class	2,708,026

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 36.0% (Continued)
	FIXED INCOME - 25.9% (Continued)
49,538	Baird Quality Intermediate Municipal Bond Fund, Institutional Class	$ 542,441
485,926	BlackRock National Municipal Fund, Institutional Class	4,825,248
175,334	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	1,812,953
1,668	Cohen & Steers Preferred Securities and Income, Class I	19,599
95,980	Columbia Intermediate Duration Municipal Bond Fund, Institutional Class	903,169
197,449	DoubleLine Low Duration Emerging Markets Fixed, Class I	1,782,965
111,309	Franklin California High Yield Municipal Fund, Advisor Class	1,085,259
17	Invesco High Yield Municipal Fund, Class Y	148
10,675	Invesco Rochester Municipal Opportunities Fund, Class Y	71,419
2,119	Invesco Senior Floating Rate Fund, Class Y	13,794
276,043	JPMorgan High Yield Municipal Fund, Class I	2,658,294
109,730	JPMorgan Intermediate Tax Free Bond Fund, Class I	1,087,424
109,055	Nuveen All-American Municipal Bond Fund, Class I	1,090,547
323	Nuveen High Yield Municipal Bond Fund, Class I	4,812
1,149	Nuveen Preferred Securities Fund, Class I	17,274
187,821	Nuveen Short Duration High Yield Municipal Bond, Class I	1,789,930
629	Nuveen Strategic Income Fund, Class I	5,972
1,827	PIMCO Emerging Markets Bond Fund, Institutional Class	14,539
470,005	PIMCO Emerging Markets Full Spectrum Bond Fund, Institutional Class	2,763,631
433,372	PIMCO Income Fund Institutional Class	4,485,396
936,475	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	8,709,219
524,256	PIMCO Investment Grade Credit Bond Fund, Institutional Class	4,524,329
523	PIMCO Long-Term Credit Bond Fund, Institutional Class	4,554
462	PIMCO Real Return Fund Institutional Class	4,614
204,328	Putnam Mortgage Opportunities Fund, Class Y	1,771,523
62,313	Russell Tax Exempt Bond Fund, Class S	1,342,230
2,008	Western Asset Core Plus Bond Fund, Class IS	18,796
74,131	Western Asset Managed Municipals Fund, Class Y	1,086,024
		45,165,034

	TOTAL OPEN END FUNDS (Cost $62,109,829)	62,751,586

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENT — 14.5%
MONEY MARKET FUND - 14.5%
25,239,368	First American Government Obligations Fund Class X, 4.08% (Cost $25,239,368)(a)	$ 25,239,368

	TOTAL INVESTMENTS - 100.0% (Cost $173,268,977)	$ 174,195,535
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%(b)	(67,997)
	NET ASSETS - 100.0%	$ 174,127,538

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	- Rate disclosed is the seven day effective yield as of December 31, 2022.
(b)	- Percentage rounds to less than 0.1%.

SIERRA TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 40.7%
	COMMODITY - 0.8%
24,700	Invesco Optimum Yield Diversified Commodity	$ 365,066

	EQUITY - 32.4%
11,800	Energy Select Sector SPDR Fund	1,032,146
16,200	Financial Select Sector SPDR Fund	554,040
4,000	iShares Biotechnology ETF	525,160
2,500	iShares US Aerospace & Defense ETF	279,650
10,000	JPMorgan Equity Premium Income ETF	544,900
3,800	SPDR Dow Jones Industrial Average ETF Trust	1,259,054
74,800	Vanguard FTSE Developed Markets ETF	3,139,356
26,900	Vanguard FTSE Emerging Markets ETF	1,048,562
11,500	Vanguard S&P 500 ETF	4,040,410
4,700	Vanguard Small-Cap Value ETF	746,360
6,000	Vanguard Value ETF	842,220
		14,011,858
	FIXED INCOME - 7.5%
89,800	Invesco Senior Loan ETF	1,843,594
19,300	iShares iBoxx $ High Yield Corporate Bond ETF	1,421,059
		3,264,653

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,548,511)	17,641,577

	OPEN END FUNDS — 33.4%
	ALTERNATIVE - 1.5%
49,998	AQR Long-Short Equity Fund, Class I(a)	640,470

	EQUITY - 0.8%
19,173	Baillie Gifford Emerging Markets Equities Fund, Class I	326,704

	FIXED INCOME - 31.1%
212,038	Ashmore Emerging Markets Corporate Income Fund, Institutional Class	1,170,449
212,709	Ashmore Emerging Markets Total Return Fund, Institutional Class	1,023,130
16,578	Baird Quality Intermediate Municipal Bond Fund, Institutional Class	181,526

SIERRA TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 33.4% (Continued)
	FIXED INCOME - 31.1% (Continued)
101,087	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	$ 1,045,241
28,907	Columbia Intermediate Duration Municipal Bond Fund, Institutional Class	272,018
24,862	DoubleLine Low Duration Emerging Markets Fixed, Class I	224,500
127,249	JPMorgan High Yield Municipal Fund, Class I	1,225,410
550	Nuveen High Yield Municipal Bond Fund, Class I	8,187
66,402	Nuveen Short Duration High Yield Municipal Bond, Class I	632,814
157	Nuveen Strategic Income Fund, Class I	1,496
153,116	PIMCO Income Fund Institutional Class	1,584,747
259,448	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	2,412,862
185,127	PIMCO Investment Grade Credit Bond Fund, Institutional Class	1,597,644
109,171	PIMCO Municipal Bond Fund, Institutional Class	994,546
76,324	Putnam Mortgage Opportunities Fund, Class Y	661,726
21,991	Russell Tax Exempt Bond Fund, Class S	473,686
716	Western Asset Core Plus Bond Fund, Class IS	6,704
		13,516,686

	TOTAL OPEN END FUNDS (Cost $14,526,768)	14,483,860

	SHORT-TERM INVESTMENT — 26.0%
	MONEY MARKET FUND - 26.0%
11,297,508	First American Government Obligations Fund Class X, 4.08% (Cost $11,297,508)(b)	11,297,508

	TOTAL INVESTMENTS - 100.1% (Cost $43,372,787)	$ 43,422,945
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(44,401)
	NET ASSETS - 100.0%	$ 43,378,544

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2022.